Revenue - Schedule of Customers That Represent 10% or More of the Company's Total Revenue (Parenthetical) (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]		6 Months Ended				12 Months Ended
	Mar. 27, 2020	Jul. 31, 2021		Jul. 31, 2020		Jan. 31, 2021		Jan. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%			[1]	10.00%			[1]
Customer A [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk percentage				10.00%				10.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.00%			[1]	14.00%
Customer B [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%				10.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.00%			[1]	10.00%
Customer C [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%				10.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%			[1]		[1]	10.00%
Customer D [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%			10.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage							[1]	14.00%
Customer E [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk percentage						10.00%

[1]	- less than 10%